UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22826

TCG Financial Series Trust I

 (Exact name of registrant as specified in charter)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

(Address of Principal Executive Offices) (Zip Code)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

 (Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla, Esq.

Thompson Hine LLP

41 S. High Street

Columbus, OH 43215

(614) 469-3200

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

TCG Cash Reserve Government Money Market Fund
Schedule of Investments
March 31, 2017

Security Description	Location of Investment	Coupon/Yield	Maturity/Demand Date	Principal Amount or Shares	Fair Value

BANK DEPOSITS - 92.78%
Alerus Finanacial, N.A. *	North Dakota	1.40%	4/1/2017	$ 245,000	245,000
American National Bank *	Nebraska	1.40%	4/1/2017	$ 245,000	245,000
American Plus Bank N.A. *	California	1.00%	4/7/2017	248,562	248,562
Atlantic Coast Bank *	Georgia	1.25%	4/7/2017	100,443	100,443
Banc of California *	California	1.25%	4/1/2017	249,500	249,500
Banco do Brasil Americas *	Florida	1.00%	4/7/2017	249,813	249,813
Banesco USA *	Florida	1.00%	4/1/2017	244,954	244,954
Bank of Commerce *	Oklahoma	0.20%	4/7/2017	11,033	11,033
Bank of Internet *	California	0.80%	4/7/2017	246,762	246,762
Bank of Santa Clarita *	California	1.10%	4/7/2017	247,476	247,476
Bank of the Cascades *	Oregon	1.25%	4/1/2017	249,500	249,500
Bank of the Ozarks *	Arkansas	0.75%	4/7/2017	245,928	245,928
BankUnited, FSB *	Florida	0.74%	4/7/2017	247,048	247,048
Blackhawk Bank *	Wisconsin	0.85%	4/7/2017	247,301	247,301
BOKF, National Association *	Oklahoma	1.40%	4/1/2017	245,000	245,000
Busey Bank *	Illinois	1.15%	4/1/2017	245,000	245,000
Cedar Rapids Bank and Trust Co. *	Iowa	1.25%	4/7/2017	245,000	245,000
Centennial Bank *	Florida	0.75%	4/7/2017	246,295	246,295
Centier Bank *	Indiana	1.15%	4/1/2017	245,000	245,000
Central Bank Illinois *	Illinois	1.25%	4/1/2017	249,500	249,500
Central Bank of St. Louis*	Missouri	1.40%	4/1/2017	245,000	245,000
Central Bank of the Ozarks *	Missouri	1.25%	4/7/2017	245,000	245,000
Chemical Bank *	Michigan	1.25%	4/1/2017	249,500	249,500
CIT Bank *	California	0.75%	4/1/2017	146,189	146,189
Citibank N.A.*	South Dakota	1.25%	4/7/2017	249,500	249,500
Coastal Community Bank *	Washington	0.70%	4/7/2017	246,938	246,938
Coconut Grove Bank *	Florida	0.60%	4/1/2017	246,139	246,139
Columbia Bank *	Washington	1.25%	4/1/2017	249,500	249,500
Comenity Bank Delaware *	Delaware	1.25%	4/1/2017	249,500	249,500
Comenity Capital Bank *	Utah	1.25%	4/1/2017	249,500	249,500
Commercial Bank of California *	California	0.25%	4/7/2017	26,800	26,800
Community Bank, Coast *	Mississippi	1.15%	4/1/2017	245,000	245,000
Dubuque Bank and Trust Company *	Iowa	1.40%	4/1/2017	245,000	245,000
Dundee Bank *	Kentucky	0.80%	4/7/2017	246,965	246,965
East Boston Savings Bank *	Massachusetts	1.25%	4/1/2017	249,500	249,500

Embassy National Bank *	Georgia	0.90%	4/7/2017	247,865	247,865
Encore Bank N.A.*	Florida	0.75%	4/7/2017	246,781	246,781
Enterprise Bank and Trust *	Missouri	0.50%	4/7/2017	103,133	103,133
Enterprise Bank and Trust Company *	Massachusetts	1.25%	4/1/2017	249,500	249,500
Equitable Bank *	Nebraska	1.10%	4/7/2017	112	112
EverBank *	Florida	0.85%	4/7/2017	247,408	247,408
F&M Trust Co of Chambersburg *	Pennsylvania	1.25%	4/7/2017	245,000	245,000
Farmers Exchange Bank *	Oklahoma	1.15%	4/1/2017	245,000	245,000
Farmers State Bank *	Georgia	1.00%	4/7/2017	246,616	246,616
Farmers State Bank Spencer *	Nebraska	1.00%	4/7/2017	246,590	246,590
Fidelity Bank Georgia *	Georgia	0.60%	4/7/2017	246,426	246,426
First Business Bank *	Wisconsin	1.25%	4/1/2017	249,500	249,500
First Capital Bank of Kentucky *	Kentucky	0.75%	4/7/2017	247,003	247,003
First Citrus Bank *	Florida	0.80%	4/7/2017	247,187	247,187
First City Bank of Commerce *	Florida	0.75%	4/7/2017	247,743	247,743
First Foundation Bank *	California	0.80%	4/7/2017	247,190	247,190
First Internet Bank of Indiana *	Indiana	0.80%	4/7/2017	247,172	247,172
First Liberty Bank *	Oklahoma	1.15%	4/1/2017	245,000	245,000
First National Bank *	Maine	1.40%	4/1/2017	245,000	245,000
First State Bank of Illinois *	Illinois	1.15%	4/1/2017	245,000	245,000
First Tennesee Bank NA *	Tennessee	1.25%	4/1/2017	249,500	249,500
First Tennessee Bank NA *	Tennessee	1.40%	4/1/2017	245,000	245,000
FirstBank Florida *	Florida	0.88%	4/7/2017	247,575	247,575
Flagler Bank *	Florida	0.70%	4/7/2017	247,522	247,522
Floridian Community Bank *	Florida	1.00%	4/7/2017	247,343	247,343
Freedom Bank *	Florida	0.75%	4/7/2017	246,355	246,355
Frontier Bank *	Nebraska	1.40%	4/1/2017	245,000	245,000
Glacier Bank *	Montana	1.40%	4/1/2017	245,000	245,000
Great Midwest Bank *	Wisconsin	0.50%	4/7/2017	45,794	45,794
Great Plains National Bank *	Oklahoma	1.25%	4/7/2017	245,000	245,000
Great Southern Bank *	Missouri	1.25%	4/7/2017	245,000	245,000
Guaranty Bank *	Missouri	1.10%	4/7/2017	245,193	245,193
Hills Bank and Trust Company *	Iowa	1.25%	4/7/2017	245,000	245,000
HomeTown Bank *	Minnesota	1.10%	4/7/2017	245,197	245,197
Independence Bank *	Montana	0.75%	4/7/2017	246,622	246,622
Independent Bank *	Texas	1.40%	4/1/2017	245,000	245,000
International Finance *	Florida	0.70%	4/7/2017	247,512	247,512
Kennebec Federal Savings and Loan Association of Waterville *	Maine	0.95%	4/7/2017	246,474	246,474
Lafayette Ambassador Bank *	Pennsylvania	1.10%	4/7/2017	59,891	59,891
Legacy Texas Bank *	Texas	1.40%	4/1/2017	245,000	245,000
Luther Burbank Savings *	California	0.80%	4/7/2017	100,113	100,113
Mabrey Bank *	Oklahoma	1.40%	4/1/2017	245,000	245,000
Mascoma Savings Bank *	New Hampshire	1.10%	4/7/2017	192,342	192,342
Mascoma Savings Bank *	New Hampshire	1.25%	4/7/2017	52,690	52,690
MB Financial Bank, N.A. *	Illinois	1.40%	4/1/2017	245,000	245,000
Mercantil Commercebank, N.A. *	Florida	0.85%	4/7/2017	245,612	245,612

Mercantile Bank of Michigan *	Michigan	1.25%	4/1/2017	71,031	71,031
Mercantile Bank of Michigan *	Michigan	1.15%	4/7/2017	173,969	173,969
Merchants Bank of Indiana *	Indiana	1.40%	4/1/2017	245,000	245,000
Metropolitan Commercial Bank *	New York	1.25%	4/1/2017	248,162	248,162
MidFirst Bank *	Oklahoma	1.40%	4/1/2017	108,615	108,615
MidFirst Bank *	Oklahoma	1.15%	4/1/2017	136,385	136,385
Native American Bank *	Colorado	0.75%	4/7/2017	246,841	246,841
NexBank, SSB *	Texas	1.21%	4/7/2017	247,242	247,242
NorthStar Bank *	Iowa	0.80%	4/7/2017	246,132	246,132
Ocean Bank *	Florida	0.45%	4/7/2017	246,542	246,542
Oklahoma State Bank *	Oklahoma	1.25%	4/7/2017	246,835	246,835
One United Bank *	Massachusetts	0.10%	4/7/2017	11,246	11,246
Pacific National Bank *	Florida	1.06%	4/7/2017	248,619	248,619
PanAmerican Bank *	California	0.80%	4/7/2017	247,889	247,889
Passumpic Savings Bank *	Vermont	1.40%	4/1/2017	245,000	245,000
PeaPack Gladstone Bank *	New Jersey	1.00%	4/7/2017	246,107	246,107
Peoples Bank *	Ohio	0.30%	4/7/2017	2,559	2,559
Post Oak Bank *	Texas	0.70%	4/7/2017	246,711	246,711
Professional Bank *	Florida	0.90%	4/7/2017	248,311	248,311
Progress Bank and Trust *	Alabama	1.15%	4/1/2017	245,000	245,000
Quantum National Bank *	Georgia	0.75%	4/7/2017	246,895	246,895
Randolph Savings Bank *	Massachusetts	0.85%	4/7/2017	247,927	247,927
Reliant Bank *	Tennessee	1.40%	4/7/2017	59,866	59,866
Reliant Bank *	Tennessee	1.25%	4/1/2017	185,134	185,134
Relyance Bank, N.A. *	Arkansas	1.40%	4/1/2017	245,000	245,000
Renasant Bank *	Mississippi	1.25%	4/1/2017	249,500	249,500
River Cities Bank *	Missouri	0.75%	4/7/2017	247,030	247,030
RiverBend Bank *	Texas	0.90%	4/7/2017	247,087	247,087
Sabadell United Bank, N.A. *	Florida	0.55%	4/7/2017	246,501	246,501
Santander Bank - Checking *	Delaware	0.00%	4/7/2017	100	100
Santander Bank N.A.*	Delaware	0.50%	4/7/2017	246,665	246,665
Security Bank *	Oklahoma	1.40%	4/1/2017	245,000	245,000
Signature Bank *	Minnesota	1.15%	4/1/2017	245,000	245,000
Simmons Bank *	Arkansas	1.40%	4/1/2017	245,000	245,000
SouthEast Bank *	Tennessee	1.25%	4/7/2017	245,000	245,000
Sterling National Bank *	New York	1.25%	4/1/2017	249,500	249,500
Sterling National Bank *	New York	1.25%	4/1/2017	245,000	245,000
Stockmans Bank *	Oklahoma	1.40%	4/1/2017	245,000	245,000
Stonegate Bank *	Florida	1.40%	4/1/2017	248,000	248,000
Stonegate #2 *	Florida	1.15%	4/1/2017	45	45
TD Bank *	Delaware	0.10%	4/7/2017	10,037	10,037
The Bank of Delmarva *	Delaware	0.15%	4/7/2017	11,052	11,052
The Bryn Mawr Trust Company *	Pennsylvania	1.25%	4/7/2017	245,000	245,000
The Camden National Bank *	Maine	1.40%	4/1/2017	245,000	245,000
The First National Bank- Fox *	Wisconsin	1.40%	4/1/2017	237,801	237,801
The Washington Trust Co. *	Rhode Island	1.25%	4/1/2017	43,582	43,582

Total Bank *	Florida	1.25%	4/7/2017	246,690	246,690
Two Rivers Bank & Trust *	Iowa	1.10%	4/7/2017	38	38
Washington Financial Bank *	Pennsylvania	1.25%	4/1/2017	249,500	249,500
Washington Savings *	Illinois	0.05%	4/7/2017	10,865	10,865
Westfield Bank, FSB *	Ohio	1.15%	4/1/2017	245,000	245,000
Wolverine Bank *	Michigan	0.25%	4/7/2017	5,978	5,978
TOTAL FOR BANK DEPOSITS (Cost $27,803,096) - 92.78%					27,803,096

SHORT TERM INVESTMENT - 7.18%
Fidelity Gov't Portfolio - Institutional		0.49%	4/1/2017	$ 2,150,528	2,150,528
TOTAL FOR SHORT TERM INVESTMENT (Cost $2,150,528) - 7.18%					2,150,528

TOTAL INVESTMENTS (Cost $29,953,624) ** - 99.96%					29,953,624

OTHER ASSETS LESS LIABILITIES, NET - 0.04%					13,229

NET ASSETS - 100.00%					29,966,853

* Variable Rate Security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

** At March 31, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $29,953,624, amounted to $0, which consisted of aggregate gross unrealized appreciation of $0.00 and aggregate gross unrealized depreciation of $0.

NOTES TO FINANCIAL STATEMENTS
TCG Cash Reserve Government Money Market Fund
1. SECURITY TRANSACTIONS

At March 31, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $29,953,624, amounted to $0, which consisted of aggregate gross unrealized appreciation of $0.00 and aggregate gross unrealized depreciation of $0.

2. SECURITY VALUATION

For valuing securities in calculating NAV, the Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable NAV per Share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to stabilize the NAV per Share of the Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per Share of the Fund, calculated by using available market quotations, deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from  the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding Shares without monetary consideration, or utilizing a NAV per Share based on available market quotations. In addition,  if the Advisor becomes aware that any Second Tier Security or Unrated Security held by the Fund has received a rating from any NRSRO below the NRSRO's two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require the Advisor to dispose of such security unless (i) the sale would cause the deviation between the Fund's amortized cost and market-determined values per Share to exceed 0.40 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event the Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires the Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Bank Deposits	$ 27,803,096	$0	$0	27,803,096
Short Term Investments	$ 2,150,528	$0	$0	2,150,528
Total	$ 29,953,624	$0	$0	29,953,624

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCG Financial Series Trust I

By /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: May 30, 2017

By: /s/ Bob Anastasi

Bob Anastasi

Treasurer

Date: May 30, 2017